DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedging instruments
The net fair values of derivative financial instruments at December 31, 2018 and 2017 were as follows:

	As of December 31,
	2018	2017

Contracts with positive fair value
Interest rate swap contracts	818	302
Foreign exchange contracts	770	2,002

	1,588	2,304

Contracts with negative fair value
Foreign exchange contracts	(12,981)	(6,001)

	(12,981)	(6,001)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2016	75	(22)	53

(Decrease) / Increase	363	3	366
Reclassification to income statement	372	(110)	262

At December 31, 2017	810	(129)	681

(Decrease) / Increase	(14)	(108)	(122)
Reclassification to income statement	(117)	35	(82)

At December 31, 2018	679	(202)	477
The net fair values of the exchange rate derivative contracts as of December 31, 2018 and December 31, 2017 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2018	2017

EUR/$	ND Forward - Buy EUR	212.9 million EUR	(12,954)	224
BRL/$	ND Forward - Buy BRL	34.5 million BRL	(493)	1,514
EUR/$	ND Forward - Sell EUR	1.9 million EUR	(27)	—
BRL/$	ND Forward - Sell BRL	32.0 million BRL	1,154	247
COP/$	ND Forward - Sell COP	194.9 billion COP	109	17
ARS/$	ND Forward - Buy ARS	6.4 billion ARS	—	(6,534)
ARS/$	ND Forward - Sell ARS	187.0 million ARS	—	533

			(12,211)	(3,999)
ARS: Argentine pesos; COP: Colombian pesos; EUR: E.U. euros; $: U.S. dollars; BRL: Brazilian reais.